Capital management - Additional information (Details) € / shares in Units, € in Millions				1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	May 02, 2024 EUR (€)	Apr. 25, 2024 € / shares	Mar. 04, 2024 EUR (€)	May 31, 2024 € / shares	Aug. 31, 2023 € / shares	May 31, 2023 € / shares	Aug. 31, 2022 € / shares	Feb. 05, 2024 EUR (€)	Jun. 30, 2024 EUR (€) € / shares	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 € / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Transitional (phased-in) common equity tier 1 required									14.00%		14.70%
Share buyback programme, commitment	€ 2,500								€ (2,500)	€ (1,500)
Net profit after dividend reserving									1,635
Hyperinflationary accounting profit									€ 88
Dividend per ordinary share paid (in EUR per share) | € / shares				€ 0.756	€ 0.35	€ 0.389	€ 0.17				€ 0.756
Dividends per ordinary share (in EUR per share) | € / shares		€ 1.106							€ 0.35		€ 1.106	€ 0.559
Purchase of treasury shares								€ 2,500	€ 43	€ 42
Share buyback programme, amount			€ 43						€ 1,533		€ 3,482
Share buyback programme impact on Group's CET1 ratio, basis points (in percent)	0.0077
Increase (decrease) due to departure from requirement of IFRS
Disclosure of objectives, policies and processes for managing capital [line items]
CET1, ambition									12.50%
Maximum distributable amount trigger level, percentage									10.71%
Maximum distributable amount, management basis points buffer									1.79%
Resilient net profit reserved for distribution outside CET1 capital reflicecting distribution policy									€ 1,723
Dividend pay-out ratio									50.00%
Resilient net profit									€ 3,446
Results IFRS-EU
Disclosure of objectives, policies and processes for managing capital [line items]
Resilient net profit									€ 3,358